Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2020 USD ($)
Non-current deferred tax assets:
Tax loss carry forward	¥ 297,887	¥ 139,060	$ 43,504
Accrued expenses and other payables	113,981	85,007	16,646
Unrecognized financing expenses of long-term payable	2,192	1,281	320
Fair value changes on financial assets	38,265		5,588
Leasing liability	353,048		51,559
Impairment of other receivables and investments	52,944		7,732
Excessive advertising expense	36,230		5,291
Others	2,050	16,725	299
Less: valuation allowance	(325,604)	(131,040)	(47,552)
Non-current deferred tax assets, net	570,993	111,033	83,387
Non-current deferred tax liabilities:
Intangible assets	(67,037)	(42,609)	(9,790)
Unrealized gain on investments	(186)	(18,724)	(27)
Capitalization of bonus	(15,873)	(11,003)	(2,318)
Fair value changes on private equity investments	(3,081)	(3,081)	(450)
Accelerated depreciation of fixed assets	(9,468)	(8,186)	(1,382)
Right-of-use Asset	(353,048)		(51,559)
Equity in gain of unconsolidated investees	(1,371)	(1,160)	(200)
Others	(233)	(232)	(34)
Non-current deferred tax liabilities, net	(450,297)	(84,995)	(65,760)
Deferred tax assets, net	¥ 120,696	¥ 26,038	17,627
Cumulative loss period for recording valuation allowance	3 years	3 years
Taxable losses can be carried forward	¥ 1,190,721		173,894
Undistributed earnings	¥ 1,154,014		$ 168,533